Commitments and Contingencies	12 Months Ended
Jun. 29, 2014
Commitments and Contingencies

COMMITMENTS AND CONTINGENCIES

We have a reserve for estimated costs to remediate an environmental contamination site at our Milwaukee facility. The site was contaminated by a solvent spill, which occurred in 1985, from a former above ground solvent storage tank located on the east side of the facility. The reserve was initially established in 1995. Due to changing technology and related costs associated with active remediation of the site, in fiscal 2010 the reserve was adjusted based on updated third party estimates to adequately cover the cost for active remediation of the contamination. From 1995 through June 29, 2014, costs of approximately $478,000 have been incurred related to the installation of monitoring wells on the property and ongoing monitoring costs. We monitor and evaluate the site with the use of groundwater monitoring wells that are installed on the property. An environmental consultant samples these wells one or two times a year to determine the status of the contamination and the potential for remediation of the contamination by natural attenuation, the dissipation of the contamination over time to concentrations below applicable standards. If such sampling evidences a sufficient degree of and trend toward natural attenuation of the contamination, we may be able to obtain a closure letter from the regulatory authorities resolving the issue without the need for active remediation. If a sufficient degree and trend toward natural attenuation is not evidenced by sampling, a more active form of remediation beyond natural attenuation may be required. The sampling has not yet satisfied all of the requirements for closure by natural attenuation. As a result, sampling continues and the reserve remains at an amount to reflect the estimated cost of active remediation. The reserve is not measured on a discounted basis. We believe, based on findings-to-date and known environmental regulations, that the environmental reserve of $1.4 million at June 29, 2014, is adequate.

At June 29, 2014, we had purchase commitments for zinc, other purchased parts and natural gas and minimum rental commitments under non-cancelable operating leases with a term in excess of one year which are payable as follows (thousands of dollars):

Fiscal Year	Purchase Commitments	Minimum Rental Commitments
2015	$9,035	$834
2016	$2,244	$638
2017	$—	$577
2018	$—	$548
2019	$—	$548

Rental expense under all non-cancelable operating leases was as follows (thousands of dollars):

Fiscal Year	Rental Expense
2014	$849
2013	$604
2012	$723